Offerings - Offering: 1	Apr. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	17,109,163
Proposed Maximum Offering Price per Unit	3.28
Maximum Aggregate Offering Price	$ 56,118,054.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,749.9
Offering Note

(1) Represents additional shares of Common Stock to be registered and available for grant under the Registrant’s Amended and Restated 2024 Equity Inducement Plan (the “2024 Plan”). Shares available for issuance under the 2024 Plan were previously registered on Registration Statement on Form S-8 filed with the SEC on December 5, 2024 (Registration No. 333-283630).

(2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of Common Stock as reported on The Nasdaq Stock Market LLC (“Nasdaq”) on April 9, 2026, which date is within five business days prior to the filing of this Registration Statement.